CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash and cash equivalents	$ 73,717	$ 72,253
Restricted cash	2,812	2,818
Accounts receivable, net	8,028	10,652
Inventories	11,395	11,040
Prepaid expenses	1,351	1,079
Due from related parties	32,603	19,007
Vessels held for sale		6,264
Other current assets	6,048	4,457
Total current assets	135,954	127,570
NON-CURRENT ASSETS
Fixed assets at cost, net of accumulated depreciation of $647,962 (2015: $690,794)	2,906,721	3,446,323
Deferred charges, net	8,199	4,751
Investments in affiliates	5,033	11,289
Other non-current assets	71,157	72,188
Total non-current assets	2,991,110	3,534,551
Total assets	3,127,064	3,662,121
CURRENT LIABILITIES
Accounts payable	11,156	12,971
Accrued liabilities	15,464	14,014
Current portion of long-term debt	2,504,932	269,979
Unearned revenue	27,724	9,853
Other current liabilities	7,005	5,328
Total current liabilities	2,566,281	312,145
LONG-TERM LIABILITIES
Long-term debt, net		2,470,417
Unearned revenue, net of current portion	70,589	24,426
Other long-term liabilities	2,481	13,219
Total long-term liabilities	73,070	2,508,062
Total liabilities	2,639,351	2,820,207
Commitments and Contingencies
STOCKHOLDERS' EQUITY
Preferred stock (par value $0.01, 100,000,000 preferred shares authorized and not issued as of December 31, 2016 and December 31, 2015)
Common stock (par value $0.01, 750,000,000 common shares authorized as of December 31, 2016 and December 31, 2015. 109,799,352 and 109,781,744 issued and outstanding as of December 31, 2016 and December 31, 2015, respectively)	1,098	1,098
Additional paid-in capital	546,898	546,822
Accumulated other comprehensive loss	(91,163)	(103,081)
Retained earnings	30,880	397,075
Total stockholders' equity	487,713	841,914
Total liabilities and stockholders' equity	$ 3,127,064	$ 3,662,121